SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Accounts Receivable [Table Text Block]
1)	Trade:

	December 31,
	2015	2014
	U.S. dollars in
	thousands

Open accounts	$2,488	$2,595
Less - allowance for doubtful accounts *	(245)	-
	$2,243	$2,595

*           The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Balance at beginning of year	$-	$-	$327
Increase (decrease) during the year	245	-	-
Bad debt written off	-	-	(327)
Balance at end of year	$245	$-	$-

Schedule Of Non Trade Receivables [Table Text Block]	2) Other:
	December 31,
	2015	2014
	U.S. dollars in
	thousands

Government of Israel	$19	$-
Employees	26	11
Sundry	168	223
	$213	$234

Schedule Of Other Accounts Payable and Accrued Liabilities [Table Text Block]
c.        Accounts payable and accruals - other:

	December 31,
	2015	2014
	U.S. dollars in
	thousands

Payroll and related expenses	$964	$1,268
Government institutions	1,166	659
Accrued vacation pay	63	92
Accrued expenses and sundry	71	287
	$2,264	$2,306